Expenses - Summary of expenses (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of expenses by nature [line items]
Amortisation	$ 934,711		$ 934,711
Interest expense
Contingent Consideration	221,637	$ 414,662	207,068
Superannuation expense
Defined contribution superannuation expense	63,734		93,960
Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	1,778,503		1,349,523
Paxalisib licensing agreement [member]
Disclosure of expenses by nature [line items]
Amortisation	542,177		542,177
EVT801 Licensing Agreement [Member]
Disclosure of expenses by nature [line items]
Amortisation	$ 392,534		$ 392,534